Summary of Significant Accounting Policies (Nature of Operations Narrative) (Details) CAD in Millions	Dec. 31, 2016 CAD MW Customers km	Mar. 22, 2016	Dec. 31, 2015
Public Utilities, General Disclosures [Line Items]
Indirect Ownership Percentage By Parent	100.00%
Emera Maine [Member] | Maine
Public Utilities, General Disclosures [Line Items]
Number Of Cutomers	157,000
Nova Scotia Power Inc. [Member] | Nova Scotia [Member]
Public Utilities, General Disclosures [Line Items]
Number Of Cutomers	511,000
Emera (Caribbean) Incorporated Parent [Member]
Public Utilities, General Disclosures [Line Items]
Controlling Interest Ownership Percentage By Parent	100.00%	95.50%	95.50%
Equity Method Investment, Ownership Percentage	95.50%	80.70%
Emera (Caribbean) Incorporated Parent [Member] | Dominica Electricity Services Ltd. [Member] | BAHAMAS
Public Utilities, General Disclosures [Line Items]
Controlling Interest Ownership Percentage By Parent	51.90%
Indirect Ownership Percentage By Parent			49.60%
Number Of Cutomers	36,000
Emera (Caribbean) Incorporated Parent [Member] | Grand Bahama Power Company Limited [Member]
Public Utilities, General Disclosures [Line Items]
Controlling Interest Ownership Percentage By Parent	50.00%
Indirect Ownership Percentage By Parent	30.40%
Number Of Cutomers	19,000
Emera (Caribbean) Incorporated Parent [Member] | St. Lucia Electricity Services Limited [Member] | SAINT LUCIA
Public Utilities, General Disclosures [Line Items]
Indirect Ownership Percentage By Parent	19.10%		18.20%
Emera (Caribbean) Incorporated Parent [Member] | The Barbados Light and Power Company Limited [Member]
Public Utilities, General Disclosures [Line Items]
Number Of Cutomers	126,000
Emera Inc | Algonquin Power and Utilities Corporation [Member]
Public Utilities, General Disclosures [Line Items]
Equity Method Investment, Ownership Percentage	4.70%		19.60%
Emera Inc | Bayside Power Limited Partnership [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities Property Plant And Equipment Generation Capacity | MW	290
Emera Inc | Brooklyn Power Corporation [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities Property Plant And Equipment Generation Capacity | MW	30
Emera Inc | Emera Brunswick Pipeline Company Limited [Member]
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km	145
Emera Inc | Emera Energy Services [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities Property Plant And Equipment Generation Capacity | MW	1,115
Emera Inc | NSP Maritime Link Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Equity Method Investment, Ownership Percentage	49.00%
Emera Inc | Bear Swamp Power Company LLC [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities Property Plant And Equipment Generation Capacity | MW	600
Emera Inc | Bear Swamp Power Company LLC [Member] | Massachusetts
Public Utilities, General Disclosures [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Emera Newfoundland & Labrador Holdings Inc. Parent [Member] | Emera Newfoundland and Labrador Holdings Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities Property Plant And Equipment Generation Capacity | MW	824
Emera Newfoundland & Labrador Holdings Inc. Parent [Member] | Maritimes and Northeast Pipline [Member]
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km	1,400
Emera Newfoundland & Labrador Holdings Inc. Parent [Member] | Maritimes and Northeast Pipline [Member] | Newfoundland and Labrador [Member]
Public Utilities, General Disclosures [Line Items]
Controlling Interest Ownership Percentage By Parent	12.90%
Equity Method Investment, Ownership Percentage			12.90%
Emera Newfoundland & Labrador Holdings Inc. Parent [Member] | NSP Maritime Link Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km	170
Emera Newfoundland & Labrador Holdings Inc. Parent [Member] | NSP Maritime Link Inc. [Member] | Newfoundland and Labrador [Member]
Public Utilities, General Disclosures [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Public Utilities, Property, Plant and Equipment, Transmission and Distribution | CAD	CAD 1,560
Emera Newfoundland & Labrador Holdings Inc. Parent [Member] | Labrador-Island Link Limited Partnership [Member] | Newfoundland and Labrador [Member]
Public Utilities, General Disclosures [Line Items]
Equity Method Investment, Ownership Percentage	62.70%		55.10%
Public Utilities, Property, Plant and Equipment, Transmission and Distribution | CAD	CAD 3,400
TECO Energy Inc Parent [Member] | New Mexico Gas Company [Member]
Public Utilities, General Disclosures [Line Items]
Number Of Cutomers	522,000
TECO Energy Inc Parent [Member] | Peoples Gas System Division [Member]
Public Utilities, General Disclosures [Line Items]
Number Of Cutomers	374,000
TECO Energy Inc Parent [Member] | Tampa Electric Division [Member]
Public Utilities, General Disclosures [Line Items]
Number Of Cutomers	736,000
Icd Utilities Limited Parent [Member] | Grand Bahama Power Company Limited [Member]
Public Utilities, General Disclosures [Line Items]
Equity Method Investment, Ownership Percentage	60.70%